ALE RESERVES AND ALLOWENCES (Tables)	3 Months Ended
Mar. 31, 2013
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [TextBlock]
Sales reserves and allowances consisted of the following:
	March 31,	December 31,
	2014	2013
	U.S. $ in millions
Rebates	$3,183	$3,090
Chargebacks	938	1,114
Returns	602	573
Other	116	141
	$4,839	$4,918